Supplement to the
Fidelity Advisor® High Income Advantage Fund
Class A, Class T, Class C and Class I
December 30, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

HY-SUM-17-01 1.9881399.100	March 1, 2017